Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Feb. 13, 2014	Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013	Oct. 08, 2015
Related Party Transaction [Line Items]
Notes, interest rate	2.00%
Amount loaned to related parties	$ 3,354							$ 3,354
Transaction and other related expenses			$ 371	$ 1,914	$ 2,785	$ 6,098	$ 38,844	$ 13,630
Carlyle Group ("Carlyle")
Related Party Transaction [Line Items]
Transaction and other related expenses							$ 5,000
Predecessor
Related Party Transaction [Line Items]
Management fees and expenses		$ 264							$ 2,315
Transaction and other related expenses		28,370							$ 3,080
Predecessor | IPC
Related Party Transaction [Line Items]
Transaction and other related expenses		3,500
Predecessor | MDP
Related Party Transaction [Line Items]
Transaction and other related expenses		$ 4,000
CD Cartondruck GmBH
Related Party Transaction [Line Items]
Outstanding capital stock, percentage	5.10%
Ownership interest percentage										100.00%
Lux Newco
Related Party Transaction [Line Items]
Amount loaned to related parties	$ 1,677
MDP
Related Party Transaction [Line Items]
Amount loaned to related parties	$ 1,677